INCOME TAXES	12 Months Ended
Jul. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

4. INCOME TAXES:

     Significant components of the Company's deferred tax assets and liabilities as of July 31, 2014 and 2013 are a result of temporary differences related to the items described as follows:

	2014		2013
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$199,413	$-	$222,408	$-
Unbilled receivables	-	1,149,512	-	976,652
Property and equipment	-	2,964,078	-	2,557,262
Deferred revenue	946,033	-	-	-
Unrealized gain on marketable securities	-	106,291	-	150,001
Other	418,376	-	453,536	-
	$1,563,822	$4,219,881	$675,944	$3,683,915

     The Company has determined, based on its history of operating earnings and expectations for the future, that it is more likely than not that future taxable income will be sufficient to fully utilize the deferred tax assets at July 31, 2014 and 2013.

      Income taxes provided for the years ended July 31, 2014, 2013 and 2012 consist of the following:

	2014	2013	2012
Current:
Federal	$501,667	$30,642	$362,463
State and City	348,333	202,358	291,537
Deferred taxes:
Federal	(187,000)	267,000	408,000
State and City	(122,000)	18,000	469,000
Total provision	$541,000	$518,000	$1,531,000

Components of the deferred tax provision (benefit) for the years ended July 31, 2014, 2013 and 2012 consist of the following:

	2014	2013	2012
Tax depreciation exceeding book depreciation	$406,019	$380,598	$695,771
Decrease (increase) of rental income
received in advance	22,995	(39,528)	(106,944)
Increase (decrease) in unbilled receivables	172,860	(19,005)	449,617
Deferred revenue	(946,033)	-	-
Other	35,159	(37,065)	(161,444)
	$(309,000)	$285,000	$877,000

     For the year ended July 31, 2012, deferred tax expense was $877,000, of which $469,000 was due to a change in the expected calculation of New York State and New York City taxes. Historically, the Company has calculated the aforementioned taxes based on capital; as such, the taxes were considered franchise taxes and were not included when calculating deferred taxes. Effective April 30, 2012, management assumed future taxes for New York State and New York City will be calculated based on income. This change in management's assumption relating to operating income in future periods for state and city deferred tax calculation increased the deferred tax asset, deferred tax liability, and deferred taxes on unrealized gain on available-for-sale securities by $145,000, $641,000, and $27,000, respectively, at July 31, 2012, with the charge to deferred tax expense for $469,000.

     Taxes provided for the years ended July 31, 2014, 2013 and 2012 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2014	2013	2012
Income before income taxes	$1,280,323	$1,181,671	$2,801,353
Dividends received deduction	(8,205)	(12,590)	(7,992)
Other-net	10,124	10,567	8,023
Adjusted pre-tax income	$1,282,242	$1,179,648	$2,801,384
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$433,100	$366,444	$869,586
State and City income taxes, net of federal income tax benefit	229,900	133,556	192,414
State and City deferred income taxes	(122,000)	18,000	469,000
Income tax provision	$541,000	$518,000	$1,531,000

     For the year ended July 31, 2014, the Company utilized a $182,841 capital loss carryforward, resulting in a current benefit of approximately $82,200.

      For the year ended July 31, 2012, the Company utilized a $121,103 federal net operating loss carryforward, resulting in a current federal benefit in the income tax provision of $41,175.

      The Company evaluates the effect of uncertain tax positions in accordance with the provisions of GAAP. The Company records interest and penalties relating to its tax returns and provisions as interest expense and administrative and general expenses, respectively.

      The Company's federal tax returns have been audited through the year ended July 31, 2006 and the Internal Revenue Service has issued a notice of intent to audit the 2013 tax return and the New York State tax returns have been audited through July 31, 2012. New York City is in the process of auditing through July 31, 2012. Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions.

      On September 13, 2013, the U.S. Department of the Treasury and the Internal Revenue Service released final income tax regulations on the deduction and capitalization of expenditures related to tangible property ("tangible property regulations"). The tangible property regulations clarify and expand sections 162(a) and 263(a) of the Internal Revenue Code ("IRC"), which relate to amounts paid to acquire, produce, or improve tangible property. Additionally, the tangible property regulations provide final guidance under IRC section 167 regarding accounting for and retirement of depreciable property and regulations under IRC section 168 relating to the accounting for property under the Modified Accelerated Cost Recovery System. The tangible property regulations affect all taxpayers that acquire, produce, or improve tangible property, and generally apply to taxable years beginning on or after January 1, 2014, which will impact the fiscal year ending July 31, 2015. The tangible property regulations will require the Company to make additional tax accounting method changes as of August 1, 2014. Changes in tax law are accounted for in the period of enactment, therefore certain provisions of the legislation could impact the presentation of deferred tax assets and liabilities in the consolidated balance sheet but are not expected to have a material impact on the Company's effective tax rate. The adoption of the regulations is expected to primarily affect timing and is not likely to have a material impact on the consolidated financial statements.